Document and Entity Information	Dec. 10, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	AXIS CAPITAL HOLDINGS LTD
Amendment Flag	false
Entity Central Index Key	0001214816
Document Type	8-K
Document Period End Date	Dec. 10, 2019
Entity Incorporation State Country Code	D0
Entity File Number	001-31721
Entity Tax Identification Number	98-0395986
Entity Address, Address Line One	92 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Address Line Two	Bermuda HM 08
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	(441)
Local Phone Number	496-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common shares, par value $0.0125 per share
Trading Symbol	AXS
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.50% Series D preferred shares
Trading Symbol	AXS PRD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/100th interest in a 5.50% Series E preferred share
Trading Symbol	AXS PRE
Security Exchange Name	NYSE